UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/11

Item 1.  Reports to Stockholders.

SCA ABSOLUTE RETURN FUND

INVESTOR SHARES - SCARX

SCA DIRECTIONAL FUND

INVESTOR SHARES - SCADX

SEMI-ANNUAL REPORT

December 31, 2011

1-855-282-1100

www.sca-funds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the SCA Absolute Return Fund and the SCA Directional Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

January 31, 2012

SCA Absolute Return Fund (SCARX)

Shareholder Letter for the December 31, 2011 Semi-Annual Report

Investment Philosophy

The Fund’s investment objective is to generate positive absolute returns with less volatility than traditional equity markets.  The Fund’s investment policy targets capital appreciation with an emphasis on capital preservation.

Performance Summary

2012 has arrived, and alas, the issues are largely unchanged.  Specifically, there is too much debt to be repaid in the U.S., Japan and Europe, volatility is here to stay and uncertainty is the norm.  But a, “we will muddle through” outcome seems most likely to us.

The SCA Absolute Return Fund (SCARX) struck its initial NAV on September 8th. The balance of September saw a sharp drop in the global equity markets but the Fund proved to be defensive.  The Fund’s returns during September were a bit choppy and uncharacteristic of how we believe the funds would perform once fully allocated.  We spent most of the month deploying a high cash position as money flowed into the Funds while trying to manage the timing issues of investing capital in other Funds.

The 4th quarter was successful one for the Fund.  The market continued its choppy and volatile ride and the Fund proved defensive on the downside, yet produced good returns as things rebounded.  SCARX exhibited strong outperformance when compared to their benchmarks and performed well when compared to their peers.   The Fund finished the 4th quarter + 1.95% vs. -0.56% for the HFRX Global Hedge Fund Index and inception to date SCARX was -1.11% vs -2.98% for the HFRX Global Hedge Fund Index.

Outlook

We expect the market to continue to be volatile during the first half of 2012.  However, we believe equities offer attractive valuations historically and expect a higher close by year end.

We will be positioning with a slightly greater long bias then when we launched and believe we will be rewarded for that positioning.  The core of the Fund will continue to be managed in a diversified, multi strategy manner.

2011 was a challenging year; while uncertainty continues, prospects for 2012 appear to be quite attractive.  We cannot be sure how the markets will respond in the face of needed European adjustments.  However, our expectation is that the world will muddle through, and the U.S. will do better than that.  So, we advance into 2012.

Best regards,

Gary Price, Managing Director

Genesis Capital LLC

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The HFRX Indices are compiled by Hedge Fund Research, Inc. and are not investable products.

0249-NLD-2/9/2012

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
	Shares	Market Value
MUTUAL FUNDS - 66.2%
ALTERNATIVE INVESTMENT - 1.0%
AQR Diversified Arbitrage Fund	43,124	$ 469,618

ASSET ALLOCATION FUND - 40.6%
Altegris Macro Strategy Fund *	98,073	972,883
Altegris Managed Futures Strategy Fund *	92,214	900,013
Altegris Managed Futures Strategy Fund *	151,750	1,485,632
Forum Funds - Absolute Strategies Fund	357,976	3,955,636
Hatteras Alpha Hedged Strategies Fund	458,426	4,804,302
IQ Alpha Hedge Strategy Fund *	361,008	3,610,083
Ivy Asset Strategy Fund	39,450	879,740
Merger Fund	55,614	867,022
Permanent Portfolio	9,948	458,508
Rydex Managed Futures Strategy Fund *	28,765	688,642
		18,622,461
DEBT FUND - 2.5%
Hussman Strategic Total Return Fund	91,979	1,131,336

EQUITY FUND - 22.1%
Calamos Market Neutral Income Fund	107,108	1,283,156
CGM Focus Fund *	11,727	300,808
Convergence Core Plus Fund *	60,870	715,218
Fairholme Fund	12,538	290,253
Goldman Sachs Absolute Return Tracker Fund *	440,392	3,919,492
Highbridge Statistical Market Neutral Fund *	43,945	650,827
JPMorgan Research Market Neutral Fund *	43,469	625,953
Matthews Asia Growth Fund	13,364	204,998
Oppenheimer Developing Markets Fund	14,322	414,920
Robeco Boston Partners Long/Short Research Fund *	18,480	202,545
TFS Market Neutral Fund *	95,527	1,384,193
Wells Fargo Advantage Precious Metals Fund	2,387	172,528
		10,164,891

TOTAL MUTUAL FUNDS (Cost - $30,649,126)		30,388,306

EXCHANGE TRADED FUNDS - 17.2%
ASSET ALLOCATION FUND - 0.1%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	28	758
IQ Hedge Macro Tracker ETF	25	657
		1,415
DEBT FUND - 2.7%
SPDR Barclays Capital Aggregate Bond ETF	21,020	1,216,848

The accompanying notes are an integral part of these financial statements.

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
	Shares	Market Value
EQUITY FUND - 14.4%
iShares Dow Jones Select Dividend Index Fund	18,864	$ 1,013,940
iShares MSCI Emerging Markets Index Fund	16,958	643,387
iShares Russell 2000 Index Fund	7,869	579,867
iShares Russell 3000 Index Fund	15,754	1,168,632
iShares Russell Midcap Index Fund	10,666	1,049,748
Powershares QQQ Trust Series 1	19,654	1,097,283
SPDR S&P 500 ETF Trust	8,675	1,088,713
		6,641,570

TOTAL EXCHANGE TRADED FUNDS (Cost - $7,774,664)		7,859,833

STRUCTURED NOTES - 3.3%
Deutsche Bank AG	1,600,000	1,570,400
(Cost - $1,600,000)

PRIVATE NOTES - 4.8%
Aequitas Capital (a)	2,200,000	2,200,000
(Cost - $2,200,000)

SHORT-TERM INVESTMENTS - 7.9%
MONEY MARKET FUND - 7.9%
Fidelity Institutional Money Market Funds - Money Market Portfolio -0.19%+	3,633,017	3,633,017
(Cost - $3,633,017)

TOTAL INVESTMENTS - 99.4% (Cost - $45,856,807)		$ 45,651,556
OTHER ASSETS LESS LIABILITIES - 0.6%		261,487
NET ASSETS - 100.0%		$ 45,913,043

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on December 31 2011.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 4.8%
of net assets and they have been fair valued under procedures by the Fund’s Board of Trustees.

At December 31 2011, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 271,850
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(477,101)
Net unrealized depreciation		$ (205,251)

The accompanying notes are an integral part of these financial statements.

January 31, 2012

SCA Directional Fund (SCADX)

Shareholder Letter for the December 31, 2011 Semi-Annual Report

Investment Philosophy

The Fund’s investment objective is to generate returns similar to equities with less volatility than traditional equity markets.  The Fund’s investment policy targets diverse investments in the global securities markets using tactical and hedging strategies.

Performance Summary

2012 has arrived, and alas, the issues are largely unchanged.  Specifically, there is too much debt to be repaid in the U.S., Japan and Europe, volatility is here to stay and uncertainty is the norm.  But a, “we will muddle through” outcome seems most likely to us.

The SCA Directional Fund (SCADX) struck its initial NAV on September 8th. The balance of September saw a sharp drop in the global equity markets but the Fund proved to be defensive.  The Fund’s returns during September were a bit choppy and uncharacteristic of how we believe the funds would perform once fully allocated.  We spent most of the month deploying a high cash position as money flowed into the Funds while trying to manage the timing issues of investing capital in other Funds.

The 4th quarter was successful one for the Fund.  The market continued its choppy and volatile ride and the Fund proved defensive on the downside, yet produced good returns as things rebounded.  SCADX exhibited strong outperformance when compared to their benchmarks and performed well when compared to their peers.  The Fund finished the 4th quarter + 2.81% vs. -0.85% for the HFRX Equity Hedge Index and inception to date SCADX was -0.90% vs. -4.91% for the HFRX Equity Hedge Index.

Outlook

We expect the market to continue to be volatile during the first half of 2012.  However, we believe equities offer attractive valuations historically and expect a higher close by year end.

We will be positioning with a slightly greater long bias then when we launched and believe we will be rewarded for that positioning.  The core of the Fund will continue to be managed in a diversified, long / short manner.

2011 was a challenging year; while uncertainty continues, prospects for 2012 appear to be quite attractive.  We cannot be sure how the markets will respond in the face of needed European adjustments.  However, our expectation is that the world will muddle through, and the U.S. will do better than that.  So, we advance into 2012.

Best regards,

Gary Price, Managing Director

Genesis Capital LLC

HFRX Equity Hedge Index: Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. The HFRX Indices are compiled by Hedge Fund Research, Inc. and are not investable products.

Long Position: The buying of a security such as a stock, commodity or currency, with the expectation that the asset will rise in value.

Short Position: The sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

0248-NLD-2/9/2012

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
	Shares	Market Value
MUTUAL FUNDS - 62.2%
ALTERNATIVE INVESTMENT - 1.0%
AQR Diversified Arbitrage Fund	30,778	$ 335,174

ASSET ALLOCATION FUND - 31.4%
Altegris Macro Strategy Fund *	70,414	698,506
Altegris Managed Futures Strategy Fund *	30,822	300,822
Altegris Managed Futures Strategy Fund *	131,389	1,286,296
Forum Funds - Absolute Strategies Fund	154,745	1,709,938
Goldman Sachs Dynamic Allocation Fund	49,227	509,497
Hatteras Alpha Hedged Strategies Fund	219,928	2,304,846
IQ Alpha Hedge Strategy Fund *	167,961	1,679,608
Ivy Asset Strategy Fund	51,047	1,138,355
Merger Fund	21,986	342,761
Permanent Portfolio	11,631	536,091
Rydex Managed Futures Strategy Fund *	4,134	98,967
Vanguard Wellesley Income Fund	7,786	178,523
		10,784,210
DEBT FUND - 1.5%
Hussman Strategic Total Return Fund	40,095	493,168

EQUITY FUND - 28.3%
Calamos Market Neutral Income Fund	79,347	950,573
CGM Focus Fund *	16,825	431,553
Convergence Core Plus Fund *	58,770	690,553
Fairholme Fund	12,839	297,228
Goldman Sachs Absolute Return Tracker Fund *	220,278	1,960,470
Highbridge Statistical Market Neutral Fund *	46,375	686,807
JPMorgan Research Market Neutral Fund *	45,875	660,595
Matthews Asia Growth Fund	47,624	730,548
Oppenheimer Developing Markets Fund	20,170	584,318
Robeco Boston Partners Long/Short Research Fund *	131,136	1,437,254
TFS Market Neutral Fund *	57,680	835,785
Wells Fargo Advantage Precious Metals Fund	6,211	448,899
		9,714,583

TOTAL MUTUAL FUNDS (Cost - $21,557,913)		21,327,135

EXCHANGE TRADED FUNDS - 24.3%
ASSET ALLOCATION FUND - 0.1%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	23	623
IQ Hedge Macro Tracker ETF	23	604
		1,227
DEBT FUND - 0.6%
SPDR Barclays Capital Aggregate Bond ETF	3,435	198,852

The accompanying notes are an integral part of these financial statements.

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
	Shares	Market Value
EQUITY FUND - 23.6%
iShares Dow Jones Select Dividend Index Fund	23,165	$ 1,245,119
iShares MSCI Emerging Markets Index Fund	25,175	955,139
iShares Russell 2000 Index Fund	17,985	1,325,315
iShares Russell 3000 Index Fund	9	668
iShares Russell Midcap Index Fund	13,446	1,323,355
Powershares QQQ Trust Series 1	27,451	1,532,589
SPDR S&P 500 ETF Trust	13,754	1,726,128
		8,108,313

TOTAL EXCHANGE TRADED FUNDS (Cost - $8,169,439)		8,308,392

STRUCTURED NOTES - 4.0%
Deutsche Bank AG	1,400,000	1,374,100
(Cost - $1,400,000)

SHORT-TERM INVESTMENTS - 9.1%
MONEY MARKET FUND - 9.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.19%+	3,125,439	3,125,439
(Cost - $3,125,439)

TOTAL INVESTMENTS - 99.6% (Cost - $34,252,791)		$ 34,135,066
OTHER ASSETS LESS LIABILITIES - 0.4%		177,095
NET ASSETS - 100.0%		$ 34,312,161

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on December 31 2011.

At December 31 2011, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 357,873
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(475,598)
Net unrealized depreciation		$ (117,725)

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2011
	SCA Absolute Return Fund	SCA Directional Fund
ASSETS
Investment securities:
At cost	$ 45,856,807	$ 34,252,791
At value	$ 45,651,556	$ 34,135,066
Receivable for Fund shares sold	246,832	181,189
Dividends and interest receivable	129,334	58,372
Prepaid expenses and other assets	32,460	25,149
TOTAL ASSETS	46,060,182	34,399,776

LIABILITIES
Investment advisory fees payable	52,033	42,094
Fees payable to other affiliates	1,577	3,102
Fund shares repurchased	84,558	35,238
Distribution (12b-1) fees payable	8,971	6,738
Accrued expenses and other liabilities	-	443
TOTAL LIABILITIES	147,139	87,615
NET ASSETS	$ 45,913,043	$ 34,312,161

Net Assets Consist Of:
Paid in capital	$ 46,040,160	$ 34,401,520
Undistributed net investment income	74,054	28,366
Accumulated net realized gain from security transactions	4,080	-
Net unrealized appreciation (depreciation) of investments	(205,251)	(117,725)
NET ASSETS	$ 45,913,043	$ 34,312,161

Net Asset Value Per Share:
Net Assets	$ 45,913,043	$ 34,312,161
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,649,280	3,466,767
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.88	$ 9.90

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period September 8, 2011* though December 31, 2011

	SCA Absolute Return Fund	SCA Directional Fund
INVESTMENT INCOME
Dividends	$ 338,905	$ 248,227
Interest	9,370	1,126
TOTAL INVESTMENT INCOME	348,275	249,353

EXPENSES
Investment advisory fees	189,549	143,630
Distribution (12b-1) fees	24,301	18,414
Administrative services fees	17,610	15,931
Professional fees	12,654	12,600
Accounting services fees	8,959	8,959
Registration fees	6,162	6,115
Transfer agent fees	5,293	4,292
Printing and postage expenses	4,127	3,785
Compliance officer fees	3,584	3,584
Custodian fees	3,038	3,023
Trustees’ fees and expenses	1,792	1,792
Other expenses	995	659
Insurance expense	970	970
Non 12b-1 shareholder servicing expense	299	299
TOTAL EXPENSES	279,333	224,053

Advisory Fees waived by Advisor	(48,602)	(36,828)
NET EXPENSES	230,731	187,225

NET INVESTMENT INCOME	117,544	62,128

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	4,080	-
Net change in unrealized appreciation (depreciation) from security transactions	(205,251)	(117,725)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(201,171)	(117,725)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (83,627)	$ (55,597)

*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

SCA Funds
STATEMENTS OF CHANGES IN NET ASSETS

	SCA Absolute Return Fund	SCA Directional Fund

	For the	For the
	Period Ended	Period Ended
	December 31, 2011 (a)	December 31, 2011 (a)
FROM OPERATIONS	(Unaudited)	(Unaudited)
Net investment income	$ 117,544	$ 62,128
Net realized gain (loss) from investments	4,080	-
Net change in unrealized appreciation (depreciation) on investments	(205,251)	(117,725)
Net decrease in net assets resulting from operations	(83,627)	(55,597)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income: ($0.01 and $0.01, respectively)	(43,490)	(33,762)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	48,519,186	36,545,041
Distributions reinvested:	36,236	27,675
Redemption fee proceeds:	6,586	1,997
Payments for shares redeemed:	(2,521,848)	(2,173,193)
Net increase in net assets from shares of beneficial interest	46,040,160	34,401,520

TOTAL INCREASE IN NET ASSETS	45,913,043	34,312,161

NET ASSETS
Beginning of Period	-	-
End of Period *	$ 45,913,043	$ 34,312,161
* Includes undistributed net investment income of:	$ 74,054	$ 28,366

SHARE ACTIVITY
Shares Sold	4,899,918	3,681,501
Shares Reinvested	3,668	2,793
Shares Redeemed	(254,306)	(217,527)
Net increase/(decrease) in shares of beneficial interest outstanding	4,649,280	3,466,767

(a) The Funds commenced operations September 8, 2011.

The accompanying notes are an integral part of these financial statements.

SCA Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	SCA Absolute Return Fund		SCA Directional Fund

	For the Period		For the Period
	Ended		Ended
	December 31, 2011 (1)		December 31, 2011 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00		$ 10.00
From Operations:
Net investment income (a)	0.04		0.03
Net loss from securities
(both realized and unrealized)	(0.15)		(0.12)
Total from operations	(0.11)		(0.09)

Distributions to shareholders from
net investment income	(0.01)		(0.01)
net realized gains	-		-
Total distributions	(0.01)		(0.01)

Paid in capital from redemption fees	0.00	(e)	0.00	(e)

Net Asset Value, End of Period	$ 9.88		$ 9.90

Total Return (b)	(1.11)%	(d)	(0.90)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 45,913		$ 34,312
Ratio of expenses to average net assets,
before reimbursement	2.45%	(c)	2.63%	(c)
net of reimbursement	2.45%	(c)	2.63%	(c)
Ratio of net investment income to average net assets	1.25%	(c)	0.87%	(c)
Portfolio turnover rate	2%	(d)	0%	(d)

__________
(1) The SCA Funds commenced operations on September 8, 2011
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Redemption fees resulted in an amount less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

The SCA Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2011

1.

ORGANIZATION

The SCA Absolute Return Fund and the SCA Directional Fund (the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the SCA Absolute Return Fund is to seek to generate positive absolute returns with less volatility than traditional equity markets. The primary investment objective of the SCA Directional Fund is to seek returns similar to equities with less volatility than traditional equity markets.   The Fund commenced operations on September 8, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The SCA Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

SCA Absolute Return Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ -	$ 30,388,306	$ -	$ 30,388,306
Exchange Traded Funds	7,859,833	-	-	$ 7,859,833
Structured Notes	-	1,570,400	-	$ 1,570,400
Private Notes	-	-	2,200,000	$ 2,200,000
Short Term Investments	3,633,017	-	-	$ 3,633,017
Total	$ 11,492,850	$ 31,958,706	$ 2,200,000	$ 45,651,556

SCA Directional Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ -	$ 21,327,135	$ -	$ 21,327,135
Exchange Traded Funds	8,308,392	-	-	$ 8,308,392
Structured Notes	-	1,374,100	-	$ 1,374,100
Short Term Investments	3,125,439	-	-	$ 3,125,439
Total	$ 11,433,831	$ 22,701,235	$ -	$ 34,135,066

The SCA Directional Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The SCA Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Note	Total
Beginning Balance	$ -	$ -
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Return of Capital	-	-
Cost of purchases	2,200,000	2,200,000
Proceeds from sales	-	-
Accrued interest	-	-
Net Transfers in/out of level 3	-	-
Ending balance	$ 2,200,000	$ 2,200,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011 includes:

-	-

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The SCA Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Genesis Capital (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.95% of the average daily net assets of each Fund.  For the period ended December 31, 2011, the Adviser earned advisory fees of $189,549 and $143,630 for the SCA Absolute Return Fund and the SCA Directional Fund respectively.  The Adviser has voluntarily agreed to reduce the fee it receives for both Funds to 1.45% respectively.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until July 31, 2012, so that the total annual operating expenses of the Fund do not exceed 2.95% for SCA Absolute Return Fund and 2.95% for SCA Directional Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The SCA Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor for such distribution and shareholder service activities.  For the period ended December 31, 2011, the Funds incurred distribution fees of $24,301 and $18,414 for SCA Absolute Return Fund and SCA Directional Fund, respectively.

Trustees – Effective July 1, 2011, with the approval of the Board, each Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended December 31, 2011, amounted to:

Fund	Purchases	Sales
SCA Absolute Return Fund	$ 43,003,059	$ 783,348
SCA Directional Fund	$ 31,127,352	$ -

5.           REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended December 31, 2011, SCA Absolute Return Fund and SCA Directional Fund assessed $6,586 and $1,997, respectively, in redemption fees.

6.

NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

The SCA Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2011

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The SCA Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

 December 31, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/8/11)	Ending Account Value (12/31/11)	Expense Ratio	Expenses Paid During the Period* (9/8/11 to 12/31/11)
Actual
SCA Absolute Return Fund	$1,000.00	$ 988.90	2.45%	$ 7.26
SCA Directional Fund	$1,000.00	$ 991.00	2.63%	$ 7.80
Hypothetical (5% return before expenses)
SCA Absolute Return Fund	$1,000.00	$1,007.59	2.45%	$ 7.32
SCA Directional Fund	$1,000.00	$1,007.06	2.63%	$ 7.86

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 109 days and divided by 366 (to reflect the number of days in the period ended December 31, 2011).

PORTFOLIO COMPOSITION* (Unaudited)

SCA ABSOLUTE RETURN FUND		SCA DIRECTIONAL FUND
Mutual Funds	66.6%	Mutual Funds	62.5%
Exchange Traded Funds	17.2%	Exchange Traded Funds	24.3%
Structured Notes	4.8%	Structured Notes	4.0%
Private Notes	3.5%	Short-Term Investments	9.2%
Short-Term Investments	7.9%		100.0%
	100.0%

*Based on Portfolio Market Value as of December 31, 2011.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Genesis Capital, LLC (the "Adviser") and the Trust, on behalf of the SCA Absolute Return Fund (“SCA Absolute”) and SCA Directional Fund (“SCA Directional”) (each a “Fund” and collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Funds’ investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then considered financial information about the firm provided by the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider investment performance of the Funds.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.95% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Funds advisory fees as well as its overall expense ratio, were reasonable in light of the quantity of the services the Fund expects to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Funds for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT SUB-ADVISORY AGREEMENT

In connection with a regular meeting held on December 14, 2011, the Board, including a majority of the Independent Trustees, also considered the approval of sub-advisory agreements (the “Sub-Advisory Agreements”) between Battenkill Capital Management (“Battenkill”), Coe Capital Management (“Coe”), Phineus Partners, LP (“Phineus”), SeaBridge Investment Advisors, LLC (“SeaBridge”) and Tiburon Capital Management, LLC (“Tiburon”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”) and the Trust, on behalf of Funds.  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements from the Sub-Advisers.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser’s operations, the quality of it compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds had only recently commenced operations, the Trustees concluded that the Funds investment performance was not a significant factor to their deliberations.   However, the Board, including the Independent Trustees, considered each Sub-Adviser’s past performance with its separately managed accounts. The Board concluded that each Sub-Adviser has the potential to deliver favorable performance.

Fees and Expenses.  The Board then discussed the proposed fees to be paid by Adviser to each Sub-Adviser and considered the fees charged by each Sub-Adviser for its separately managed accounts. The Board concluded that each Fund’s sub-advisory fees, were reasonable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of each Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by each Sub-Adviser in connection with the operation of each Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of each Fund’s expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with each Fund would not be excessive.

Conclusion.   In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved each Sub-Advisory Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Genesis Capital, LLC

7191 Wagner Way NW, Suite 302

Gig Harbor, WA 98335

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street, 6th Floor

San Francisco, CA 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100

Investor Information: 1-855-282-1100

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/12/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/12/12